Note 10 - Warrants (Details Textual) - CAD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Oct. 17, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Warrants exercised (in shares)					0	266,290	3,415,266
Warrants outstanding (in shares)		16,185,386	2,964,542	4,018,993	16,185,386	2,964,542	4,018,993	7,315,711
Adjustments for warrant amendment		$ 189	$ 0	$ 0
Warrants issued in October 2019 financing [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)		1,549,052			1,549,052
Adjustments for warrant amendment					$ 200
Shares issued in public offering in October 2019 [member]
Statement Line Items [Line Items]
Number of units issued (in shares)	5,307,693